Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Notes)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation	Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2023	2022	2023	2022
gas & low carbon energy	2,289	2,737	9,636	1,213
oil production & operations	2,568	7,237	5,885	11,068
customers & products	555	3,531	3,235	5,512
other businesses & corporate	(297)	(1,028)	(387)	(25,747)
	5,115	12,477	18,369	(7,954)
Consolidation adjustment – UPII*	(30)	(21)	(52)	13
	5,085	12,456	18,317	(7,941)
Inventory holding gains (losses)*
gas & low carbon energy	—	(9)	1	16
oil production & operations	—	(7)	1	(6)
customers & products	(732)	2,162	(1,334)	5,637
Profit (loss) before interest and tax	4,353	14,602	16,985	(2,294)
Finance costs	920	556	1,763	1,220
Net finance expense/(income) relating to pensions and other post-retirement benefits	(61)	(17)	(119)	(37)
Profit (loss) before taxation	3,494	14,063	15,341	(3,477)

RC profit (loss) before interest and tax*
US	2,244	3,322	5,319	5,599
Non-US	2,841	9,134	12,998	(13,540)
	5,085	12,456	18,317	(7,941)